Related Party Transactions (Details) - Schedule of Loans to Franchisees - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Loan to Related Franchisees [Line Items]
Gross	$ 18,296,645	$ 17,993,467
Discount	2,094,046	2,072,010
Allowance	14,207,515	11,554,072
Net	1,995,084	4,367,385
Jiangsu Changshu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	423,316	417,558
Discount	42,190	41,746
Allowance	308,582	269,107
Net	72,544	106,705
Shandong Dongming [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	443,549	437,733
Discount	74,365	73,583
Allowance	293,571	195,571
Net	75,613	168,579
Jiangxi Gao’an [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	593,050	586,809
Discount	71,735	70,980
Allowance	462,553	393,844
Net	58,761	121,985
Hunan Huaihua [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	782,018	773,378
Discount	85,261	84,364
Allowance	542,905	428,430
Net	153,852	260,584
Jiangxi Jiujiang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	296,464	293,344
Discount	33,080	32,732
Allowance	246,503	220,333
Net	16,881	40,279
Hunan Liuyang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	356,923	345,227
Discount	48,980	48,464
Allowance	291,150	242,666
Net	16,793	54,097
Hunan Loudi [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	549,312	542,151
Discount	64,044	63,370
Allowance	455,962	393,419
Net	29,307	85,362
Hunan Pingjiang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	374,747	368,809
Discount	46,432	45,944
Allowance	314,042	268,849
Net	14,273	54,016
Jiangxi Pingxiang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	535,685	529,194
Discount	69,138	68,410
Allowance	447,203	383,013
Net	19,345	77,771
Henan Puyang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	586,401	575,447
Discount	76,414	75,610
Allowance	486,772	378,500
Net	23,214	121,337
Fujian Quanzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	467,948	460,974
Discount	51,807	51,261
Allowance	375,742	349,604
Net	40,400	60,109
Jiangxi Wanzai [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	558,570	552,692
Discount	60,748	60,109
Allowance	454,325	379,254
Net	43,497	113,329
Jiangxi Xinyu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	951,986	941,216
Discount	109,113	107,965
Allowance	799,227	633,558
Net	43,646	199,693
Jiangxi Yichun [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	142,353	131,767
Discount	11,288	11,169
Allowance	103,650	93,683
Net	27,415	26,915
Jiangxi Yudu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	522,188	516,693
Discount	67,021	66,316
Allowance	418,657	337,587
Net	36,510	112,790
Guangdong Zengcheng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	452,363	444,028
Discount	54,119	53,549
Allowance	380,397	374,109
Net	17,847	16,370
Jiangxi Shanggao [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	605,226	598,092
Discount	70,365	69,625
Allowance	461,996	338,890
Net	72,865	189,577
Shandong Heze [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	849,505	840,565
Discount	101,415	100,348
Allowance	674,388	548,779
Net	73,702	191,438
Jiangxi Ganzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	143,055	141,550
Discount	14,371	14,220
Allowance	111,667	102,702
Net	17,018	24,628
Hunan Liling [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	83,782	82,490
Discount	7,830	7,748
Allowance	65,555	48,767
Net	10,397	25,975
Hunan Zhuzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	153,526	146,580
Discount	15,455	15,292
Allowance	115,129	97,531
Net	22,942	33,757
Hunan Changsha [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	9,668	9,567
Discount	1,055	1,044
Allowance	6,014	3,987
Net	2,600	4,536
Guangxi Guilin [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	39,828	39,409
Discount	4,679	4,629
Allowance	25,049	16,353
Net	10,100	18,427
Hunan Chenzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	513,158	498,383
Discount	60,239	59,605
Allowance	425,314	351,372
Net	27,605	87,406
Jiangxi Ji’an [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	624,557	617,985
Discount	67,851	67,137
Allowance	487,230	412,712
Net	69,475	138,136
Guangxi Nanning [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	173,570	171,196
Discount	19,513	19,308
Allowance	143,755	138,408
Net	10,301	13,480
Hunan Leiyang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	811,695	803,153
Discount	74,948	74,159
Allowance	554,400	448,545
Net	182,347	280,449
Guangdong Dongguan Changping [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	470,118	462,780
Discount	54,325	53,753
Allowance	340,021	251,795
Net	75,772	157,232
Hunan Changsha County [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	62,430	61,500
Discount	7,301	7,224
Allowance	52,782	50,615
Net	2,347	3,661
Guizhou Zunyi [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	251,074	248,432
Discount	28,683	28,381
Allowance	188,537	157,266
Net	33,854	62,785
Jiangsu Xuzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	233,367	230,911
Discount	27,414	27,125
Allowance	197,723	191,017
Net	8,230	12,769
Hunan Yongxing [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	238,222	235,155
Discount	28,721	28,419
Allowance	191,656	180,522
Net	17,845	26,214
Hunan Hengyang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	170,219	168,427
Discount	19,996	19,785
Allowance	125,734	99,770
Net	24,489	48,872
Hainan Sanya [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	129,059	127,701
Discount	15,161	15,001
Allowance	97,284	68,617
Net	16,614	44,083
Hunan Changsha Yuhua [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	587,078	580,900
Discount	58,419	57,804
Allowance	414,845	295,964
Net	113,814	227,132
Shandong Heze Dingtao [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	580,194	574,066
Discount	61,664	61,015
Allowance	419,875	298,098
Net	98,655	214,953
Shandong Heze Yuncheng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	469,676	464,733
Discount	55,173	54,593
Allowance	373,798	289,754
Net	40,704	120,386
Shandong Heze Gaoxin [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	96,753	95,735
Discount	6,498	6,430
Allowance	68,914	52,477
Net	21,341	36,828
Shandong Zouping [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	63,535	62,866
Discount	7,464	7,385
Allowance	50,815	44,670
Net	5,256	10,811
Shandong Juye [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	470,713	465,717
Discount	48,800	48,288
Allowance	381,389	324,584
Net	40,523	92,845
Shandong Juancheng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	494,606	489,401
Discount	53,226	52,668
Allowance	390,900	285,428
Net	50,480	151,305
Shandong Shanxian [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	484,850	479,725
Discount	58,576	57,960
Allowance	363,922	256,232
Net	62,351	165,533
Jiangxi Zhangshu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	67,679	66,966
Discount	7,950	7,867
Allowance	51,310	44,920
Net	8,418	14,179
Guangdong Foshan [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	97,582	96,555
Discount	11,463	11,342
Allowance	82,677	72,856
Net	3,441	12,357
Jiangxi Jingdezhen [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	78,728	77,900
Discount	9,248	9,151
Allowance	53,133	35,833
Net	16,347	32,916
Guangxi Yulin [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	394,774	390,538
Discount	46,365	45,877
Allowance	323,285	303,523
Net	25,124	41,138
Shandong Heze Cao County [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	428,262	423,733
Discount	51,928	51,382
Allowance	361,203	264,877
Net	15,131	107,474
Dongguan Nancheng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	5,525	5,467
Discount	649	642
Allowance	3,475	2,269
Net	1,401	2,556
Hubei Macheng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	150,192	98,797
Discount	11,729	11,606
Allowance	84,982	40,995
Net	53,481	46,196
Shandong Jining Liangshan [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	13,812	13,667
Discount	1,623	1,605
Allowance	8,687	5,672
Net	3,503	6,390
Guangdong Zhanjiang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	36,256	35,875
Discount	4,259	4,214
Allowance	22,803	14,886
Net	9,195	16,775
Hunan Hengyang Shigu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	20,718	20,500
Discount	2,434	2,408
Allowance	13,030	8,506
Net	5,254	9,586
Jiangxi Ji’an Yongfeng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	19,751	19,133
Discount	2,190	2,167
Allowance	12,277	7,957
Net	5,283	9,009
Hunan Changde [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	37,983	37,583
Discount	4,462	4,415
Allowance	23,888	15,594
Net	9,632	17,574
Hunan Shaoyang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	13,812	13,667
Discount
Allowance	7,354	6,023
Net	6,458	7,644
Hunan Yongzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	13,812	13,667
Discount
Allowance	7,354	6,023
Net	6,458	7,644
Hunan Ningxiang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	6,906	6,833
Discount
Allowance	3,677	3,011
Net	3,229	3,822
Guangxi Nanning Jiangnan [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	41,436	41,000
Discount	4,868	4,816
Allowance	26,060	17,013
Net	10,508	19,171
Jiangxi Shangrao [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	12,583	12,081
Discount
Allowance	6,665	5,324
Net	5,918	6,757
Anhui Bengbu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	6,630	2,733
Discount
Allowance	3,175	1,204
Net	3,455	1,529
Zhejiang JinHua [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	3,867	2,733
Discount
Allowance	2,549	1,204
Net	$ 1,319	$ 1,529